UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File No. 811-21589

Cantor Fitzgerald Commodity Strategy Trust
(formerly known as Credit Suisse Commodity Strategy Funds)

(Exact Name of Registrant as Specified in Charter)
110 E. 59th Street, New York, New York 10022

    (Address of Principal Executive Offices)   (Zip Code)
William Ferri
Cantor Fitzgerald Commodity Strategy Trust
110 E. 59th Street
New York, New York 10022
Registrant’s telephone number, including area code: (855) 922-6867
Date of fiscal year end: October 31
Date of reporting period: November 1, 2025 to April 30, 2026

Item 1. Reports to Stockholders.

Semi‑Annual Shareholder Report April 30, 2026

Cantor Fitzgerald Commodity Return
Strategy Fund

Class I	CRSOX

Fund Overview
This Semi-Annual shareholder report contains important information about Cantor Fitzgerald Commodity Return Strategy Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at Cantor Website. You can also request this information by contacting us at 855‑922‑6867. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?
Semi-Annual Fund Operating Expenses
(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000	Costs paid as a percentage of

Name	investment	a $10,000 investment

Class I	$46	0.80%

Key Fund Statistics

Total Net Assets	$1,502,619,207

# of Portfolio Holdings	92

Portfolio Turnover Rate	37%

What is the Fund’ s investment objective?
The Fund seeks total return.

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	43.5%

Commodity Indexed Structured Notes	37.2

United States Agency Obligations	16.8

Short-Term Investments	2.5
Derivatives are not reflected in amounts reported above.

Cantor Fitzgerald Commodity Return Strategy Fund	Class I

Top 10 Holdings (% of Net Assets)

BNP Paribas Issuance BV, Commodity Index Linked Company Guaranteed Notes, 3.740%, due 11/23/26	7.2%

Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 3.640%, due 09/16/26	7.2

Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, 3.630%, due 12/29/26	6.2

Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured Notes, 3.640%, due 03/24/27	5.6

BofA Finance LLC, Commodity Index Linked Senior Unsecured Notes, 3.707%, due 03/11/27	5.3

U.S. Treasury Floating Rate Notes, 3.722%, due 01/31/28	5.0

Goldman Sachs International Bank, Commodity Index Linked Senior Unsecured Notes, 3.660%, due 03/30/27	4.9

U.S. Treasury Floating Rate Notes, 3.726%, due 04/30/28	2.9

U.S. Treasury Notes, 4.250%, due 02/15/28	2.8

U.S. Treasury Floating Rate Notes, 3.783%, due 04/30/27	2.7

Additional Information If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit Cantor Website. Phone: 855‑922‑6867

Material Fund Changes
The below is a summary of certain changes that occurred since the Portfolio’s prior fiscal year ended October 31, 2025. On May 28, 2025, UBS Asset Management (Americas) LLC (“UBS AM (Americas)”) entered into a definitive agreement (the “Purchase Agreement”) with O’Connor Alternative Investments, LLC (“O’Connor Alternative Investments”), an indirect wholly owned subsidiary of Cantor Fitzgerald, L.P., pursuant to which O’Connor Alternative Investments acquired UBS AM (Americas)’s O’Connor investment platform (the “Transaction”). The portion of the Transaction related to the Fund closed on April 1, 2026. Related to the Transaction, the Board of Trustees of the Trust approved a new Investment Management Agreement (the “New Investment Management Agreement”) with O’Connor Alternative Investments and approved new trustees for the Board of Trustees. The New Investment Advisory Agreement and new trustees were also approved by shareholders at a meeting held on December 15, 2026. The new trustees began serving as trustees as of March 13, 2026, and the New Investment Management Agreement took effect on April 1, 2026 upon the closing of the Transaction.

Cantor Fitzgerald Commodity Return Strategy Fund	COM‑TSRSARCLI‑0426	Class I

Semi‑Annual Shareholder Report April 30, 2026

Cantor Fitzgerald Commodity Return
Strategy Fund

Class A	CRSAX

Fund Overview
This Semi-Annual shareholder report contains important information about Cantor Fitzgerald Commodity Return Strategy Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at Cantor Website. You can also request this information by contacting us at 855‑922‑6867. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?
Semi-Annual Fund Operating Expenses
(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000	Costs paid as a percentage of

Name	investment	a $10,000 investment

Class A	$60	1.05%

Key Fund Statistics

Total Net Assets	$1,502,619,207

# of Portfolio Holdings	92

Portfolio Turnover Rate	37%

What is the Fund’ s investment objective?
The Fund seeks total return.

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	43.5%

Commodity Indexed Structured Notes	37.2

United States Agency Obligations	16.8

Short-Term Investments	2.5
Derivatives are not reflected in amounts reported above.

Cantor Fitzgerald Commodity Return Strategy Fund	Class A

Top 10 Holdings (% of Net Assets)

BNP Paribas Issuance BV, Commodity Index Linked Company Guaranteed Notes, 3.740%, due 11/23/26	7.2%

Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 3.640%, due 09/16/26	7.2

Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, 3.630%, due 12/29/26	6.2

Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured Notes, 3.640%, due 03/24/27	5.6

BofA Finance LLC, Commodity Index Linked Senior Unsecured Notes, 3.707%, due 03/11/27	5.3

U.S. Treasury Floating Rate Notes, 3.722%, due 01/31/28	5.0

Goldman Sachs International Bank, Commodity Index Linked Senior Unsecured Notes, 3.660%, due 03/30/27	4.9

U.S. Treasury Floating Rate Notes, 3.726%, due 04/30/28	2.9

U.S. Treasury Notes, 4.250%, due 02/15/28	2.8

U.S. Treasury Floating Rate Notes, 3.783%, due 04/30/27	2.7

Additional Information If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit Cantor Website. Phone: 855‑922‑6867

Material Fund Changes
The below is a summary of certain changes that occurred since the Portfolio’s prior fiscal year ended October 31, 2025. On May 28, 2025, UBS Asset Management (Americas) LLC (“UBS AM (Americas)”) entered into a definitive agreement (the “Purchase Agreement”) with O’Connor Alternative Investments, LLC (“O’Connor Alternative Investments”), an indirect wholly owned subsidiary of Cantor Fitzgerald, L.P., pursuant to which O’Connor Alternative Investments acquired UBS AM (Americas)’s O’Connor investment platform (the “Transaction”). The portion of the Transaction related to the Fund closed on April 1, 2026. Related to the Transaction, the Board of Trustees of the Trust approved a new Investment Management Agreement (the “New Investment Management Agreement”) with O’Connor Alternative Investments and approved new trustees for the Board of Trustees. The New Investment Advisory Agreement and new trustees were also approved by shareholders at a meeting held on December 15, 2026. The new trustees began serving as trustees as of March 13, 2026, and the New Investment Management Agreement took effect on April 1, 2026 upon the closing of the Transaction.

Cantor Fitzgerald Commodity Return Strategy Fund	COM‑TSRSARCLA‑0426	Class A

Semi‑Annual Shareholder Report April 30, 2026

Cantor Fitzgerald Commodity Return
Strategy Fund

Class C	CRSCX

Fund Overview
This Semi-Annual shareholder report contains important information about Cantor Fitzgerald Commodity Return Strategy Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at Cantor Website. You can also request this information by contacting us at 855‑922‑6867. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?
Semi-Annual Fund Operating Expenses
(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000	Costs paid as a percentage of

Name	investment	a $10,000 investment

Class C	$103	1.80%

Key Fund Statistics

Total Net Assets	$1,502,619,207

# of Portfolio Holdings	92

Portfolio Turnover Rate	37%

What is the Fund’ s investment objective?
The Fund seeks total return.

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	43.5%

Commodity Indexed Structured Notes	37.2

United States Agency Obligations	16.8

Short-Term Investments	2.5
Derivatives are not reflected in amounts reported above.

Cantor Fitzgerald Commodity Return Strategy Fund	Class C

Top 10 Holdings (% of Net Assets)

BNP Paribas Issuance BV, Commodity Index Linked Company Guaranteed Notes, 3.740%, due 11/23/26	7.2%

Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 3.640%, due 09/16/26	7.2

Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, 3.630%, due 12/29/26	6.2

Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured Notes, 3.640%, due 03/24/27	5.6

BofA Finance LLC, Commodity Index Linked Senior Unsecured Notes, 3.707%, due 03/11/27	5.3

U.S. Treasury Floating Rate Notes, 3.722%, due 01/31/28	5.0

Goldman Sachs International Bank, Commodity Index Linked Senior Unsecured Notes, 3.660%, due 03/30/27	4.9

U.S. Treasury Floating Rate Notes, 3.726%, due 04/30/28	2.9

U.S. Treasury Notes, 4.250%, due 02/15/28	2.8

U.S. Treasury Floating Rate Notes, 3.783%, due 04/30/27	2.7

Additional Information If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit Cantor Website. Phone: 855‑922‑6867

Material Fund Changes
The below is a summary of certain changes that occurred since the Portfolio’s prior fiscal year ended October 31, 2025. On May 28, 2025, UBS Asset Management (Americas) LLC (“UBS AM (Americas)”) entered into a definitive agreement (the “Purchase Agreement”) with O’Connor Alternative Investments, LLC (“O’Connor Alternative Investments”), an indirect wholly owned subsidiary of Cantor Fitzgerald, L.P., pursuant to which O’Connor Alternative Investments acquired UBS AM (Americas)’s O’Connor investment platform (the “Transaction”). The portion of the Transaction related to the Fund closed on April 1, 2026. Related to the Transaction, the Board of Trustees of the Trust approved a new Investment Management Agreement (the “New Investment Management Agreement”) with O’Connor Alternative Investments and approved new trustees for the Board of Trustees. The New Investment Advisory Agreement and new trustees were also approved by shareholders at a meeting held on December 15, 2026. The new trustees began serving as trustees as of March 13, 2026, and the New Investment Management Agreement took effect on April 1, 2026 upon the closing of the Transaction.

Cantor Fitzgerald Commodity Return Strategy Fund	COM‑TSRSARCLC‑0426	Class C

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Investments.

(a)	The complete schedule of investments for the registrant is disclosed in the registrant’s semi-annual report, which is included in Item 7 of this Form N-CSR.

(b)	Not applicable to the registrant.

Cantor Fitzgerald - Commodity Return Strategy Fund

Form N-CSR Information Items 7 through 11

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Copy of the most recent financial statements:

CANTOR®

Cantor Fitzgerald

COMMODITY RETURN STRATEGY FUND

Semiannual Financial Statements

Period End Date — April 30, 2026 (unaudited)

https://www.cantorassetmanagement.com/capabilities/commodities/

Cantor Fitzgerald Commodity Return Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

	COMMODITY INDEXED STRUCTURED NOTES (36.5%)

$52,700	Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR(1),(2),(3)	(A+, NR)	12/29/26	3.630	$93,798,698

54,000	BNP Paribas Issuance BV, Commodity Index Linked Company Guaranteed Notes, Rule 144A, FEDL01 + 0.100%(1),(2),(4)	(A+, A1)	11/23/26	3.740	108,484,103

50,000	BofA Finance LLC, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR - 0.050%(1),(2),(5)	(A-, A1)	03/11/27	3.707	79,168,450

57,000	Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01(1),(2),(3)	(A+, NR)	03/24/27	3.640	84,874,634

49,000	Goldman Sachs International Bank, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR(1),(2),(4)	(BBB+, A2)	03/30/27	3.660	74,195,839

57,000	Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01(1),(2),(3)	(AA-, A1)	09/16/26	3.640	107,980,329

	TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $319,700,000)				548,502,053

	UNITED STATES AGENCY OBLIGATIONS (16.5%)

2,600	Federal Farm Credit Banks Funding Corp., 1 day Fed Prime Loan Rate - 3.710%(2)	(AA+, Aaa)	05/21/26	3.710	2,600,034

2,500	Federal Farm Credit Banks Funding Corp., 1 day Fed Prime Loan Rate - 3.710%(2)	(AA+, Aaa)	05/28/26	3.710	2,499,936

16,200	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.055%(2)	(AA+, Aaa)	07/13/27	3.685	16,201,811

8,500	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.085%(2)	(AA+, Aaa)	02/23/28	3.715	8,501,732

5,200	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.090%(2)	(AA+, Aaa)	05/21/26	3.720	5,200,092

14,700	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.090%(2)	(AA+, Aaa)	03/09/28	3.720	14,701,910

13,500	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.125%(2)	(AA+, Aaa)	11/03/27	3.755	13,512,321

25,100	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.230%(2)	(AA+, Aaa)	08/01/28	3.860	25,159,465

6,000	Federal Home Loan Banks	(AA+, Aaa)	10/09/26	4.000	6,005,922

22,400	Federal Home Loan Banks	(AA+, Aaa)	09/09/27	3.500	22,283,734

12,000	Federal Home Loan Banks	(AA+, Aaa)	03/03/28	3.500	11,920,746

24,600	Federal Home Loan Banks, 1 day USD SOFR + 0.230%(2)	(AA+, Aaa)	07/14/28	3.860	24,653,800

13,000	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.140%(2)	(AA+, Aaa)	10/16/26	3.770	13,004,529

See Accompanying Notes to Consolidated Financial Statements.

Cantor Fitzgerald Commodity Return Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

	UNITED STATES AGENCY OBLIGATIONS (16.5%) (Continued)

$3,500	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.140%(2)	(AA+, Aaa)	10/29/26	3.770	$3,501,514

8,500	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.140%(2)	(AA+, Aaa)	10/06/27	3.770	8,509,669

23,700	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.220%(2)	(AA+, Aaa)	05/23/28	3.850	23,746,924

10,000	Federal National Mortgage Association, 1 day USD SOFR + 0.085%(2)	(AA+, Aaa)	03/06/28	3.715	10,002,707

24,600	Federal National Mortgage Association, 1 day USD SOFR + 0.090%(2)	(AA+, Aaa)	02/02/28	3.720	24,607,314

11,000	Federal National Mortgage Association, 1 day USD SOFR + 0.260%(2)	(AA+, Aaa)	11/05/27	3.890	11,031,984

	TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $247,574,977)				247,646,144

	UNITED STATES TREASURY OBLIGATIONS (42.7%)

28,000	U.S. Treasury Bills(6)	(AA+, Aaa)	05/26/26	3.598	27,930,035

27,000	U.S. Treasury Bills(6)	(AA+, Aaa)	06/23/26	3.602	26,856,821

14,000	U.S. Treasury Bills(6)	(AA+, Aaa)	06/25/26	3.607	13,922,524

11,300	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.182%(2)	(AA+, Aaa)	07/31/26	3.805	11,304,654

32,200	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.205%(2)	(AA+, Aaa)	10/31/26	3.828	32,229,732

35,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.098%(2)	(AA+, Aaa)	01/31/27	3.721	35,010,976

40,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.160%(2)	(AA+, Aaa)	04/30/27	3.783	40,045,873

38,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.159%(2)	(AA+, Aaa)	07/31/27	3.782	38,039,187

33,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.190%(2)	(AA+, Aaa)	10/31/27	3.813	33,053,175

75,800	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.099%(2),(7)	(AA+, Aaa)	01/31/28	3.722	75,814,302

44,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.103%(2)	(AA+, Aaa)	04/30/28	3.726	44,003,437

12,000	U.S. Treasury Notes	(AA+, Aaa)	05/31/26	4.875	12,009,002

20,000	U.S. Treasury Notes	(AA+, Aaa)	08/15/26	4.375	20,036,464

17,100	U.S. Treasury Notes	(AA+, Aaa)	08/31/26	3.750	17,101,142

25,000	U.S. Treasury Notes	(AA+, Aaa)	12/31/26	4.250	25,082,935

12,000	U.S. Treasury Notes	(AA+, Aaa)	04/15/27	4.500	12,083,272

12,000	U.S. Treasury Notes	(AA+, Aaa)	05/31/27	3.875	12,009,844

See Accompanying Notes to Consolidated Financial Statements.

Cantor Fitzgerald Commodity Return Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

	UNITED STATES TREASURY OBLIGATIONS (42.7%) (Continued)

$12,000	U.S. Treasury Notes	(AA+, Aaa)	07/15/27	4.375	$12,076,641

12,000	U.S. Treasury Notes	(AA+, Aaa)	09/15/27	3.375	11,924,297

23,800	U.S. Treasury Notes	(AA+, Aaa)	10/31/27	3.500	23,671,703

38,900	U.S. Treasury Notes	(AA+, Aaa)	01/15/28	4.250	39,131,728

41,500	U.S. Treasury Notes	(AA+, Aaa)	02/15/28	4.250	41,758,564

12,000	U.S. Treasury Notes	(AA+, Aaa)	05/15/28	3.750	11,967,891

25,300	U.S. Treasury Notes	(AA+, Aaa)	01/15/29	3.500	25,040,082

	TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $641,757,106)				642,104,281

Shares

	SHORT-TERM INVESTMENTS (2.4%)

36,567,864	State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.59%(8) (Cost $36,567,864)				36,567,864

	TOTAL INVESTMENTS AT VALUE (98.1%) (Cost $1,245,599,947)				1,474,820,342

	OTHER ASSETS IN EXCESS OF LIABILITIES (1.9%)				27,798,865

	NET ASSETS (100.0%)				$1,502,619,207

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, these securities amounted to a value of $548,502,053 or 36.5% of net assets.

(2)	Variable rate obligation - The interest rate shown is the rate in effect as of April 30, 2026. The rate may be subject to a cap and floor.
(3)	Return on security is linked to the Bloomberg Commodity Index Total Return 2 Month ForwardSM.
(4)	Return on security is linked to the Bloomberg Commodity Index Total Return.
(5)	Return on security is linked to the BofA Merrill Lynch Commodity MLCILPRT Total Return Index.
(6)	Securities are zero coupon. Rate presented is cost yield as of April 30, 2026.
(7)	At April 30, 2026, $19,994,048 in the value of this security has been pledged to cover initial margin requirements for open futures contracts.
(8)	Rate shown reflects yield as at April 30, 2026.

INVESTMENT ABBREVIATIONS

3 mo. = 3 month
FEDL01 = Federal Funds Rate
SOFR = Secured Overnight Financing Rate

See Accompanying Notes to Consolidated Financial Statements.

Cantor Fitzgerald Commodity Return Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Net Unrealized Appreciation (Depreciation)

Contracts to Purchase
Agriculture
Cocoa Futures	USD	Jul 2026	19	$651,375	$678,110	$26,735
Coffee “C” Futures	USD	Jul 2026	7	778,375	749,569	(28,806)
Corn Futures	USD	Jul 2026	85	1,950,458	2,017,687	67,229
Cotton No. 2 Futures	USD	Jul 2026	16	617,006	657,600	40,594
Soybean Futures	USD	Jul 2026	33	1,947,682	1,972,575	24,893
Soybean Meal Futures	USD	Jul 2026	45	1,447,420	1,435,050	(12,370)
Soybean Oil Futures	USD	Jul 2026	25	1,042,089	1,118,100	76,011
Sugar No. 11 Futures	USD	Jun 2026	79	1,234,523	1,292,693	58,170
Wheat (KC HRW) Futures	USD	Jul 2026	26	785,926	901,550	115,624
Wheat Futures	USD	Jul 2026	45	1,345,144	1,432,687	87,543

						$455,623

Energy
Brent Crude Oil Futures	USD	Jul 2026	832	82,133,277	81,477,760	$(655,517)
Gasoline RBOB Futures	USD	Jun 2026	171	20,967,335	24,758,509	3,791,174
Light Sweet Crude Oil Futures	USD	Jun 2026	667	57,576,673	66,126,380	8,549,707
Low Sulphur Gasoil Futures	USD	Jul 2026	272	26,895,013	31,191,600	4,296,587
Natural Gas Futures	USD	Jun 2026	85	2,651,726	2,587,400	(64,326)
NY Harbor ULSD Futures	USD	Jun 2026	66	9,489,240	10,778,090	1,288,850

						$17,206,475

Industrial Metals
LME Lead Futures	USD	Jun 2026	22	1,082,150	1,074,667	$(7,483)
LME Lead Futures	USD	Sep 2026	6	295,708	295,575	(133)
LME Nickel Futures	USD	Jun 2026	14	1,471,619	1,628,442	156,823
LME Primary Aluminum Futures	USD	Jun 2026	36	2,858,089	3,157,128	299,039
LME Zinc Futures	USD	Jun 2026	20	1,701,782	1,687,040	(14,742)
LME Zinc Futures	USD	Sep 2026	10	822,667	840,563	17,896

						$451,400

Livestock
Lean Hogs Futures	USD	Jun 2026	22	955,416	900,020	$(55,396)
Live Cattle Futures	USD	Jun 2026	16	1,543,807	1,625,600	81,793

						$26,397

Precious Metals
Copper Futures	USD	Jul 2026	14	2,012,228	2,093,175	$80,947
Gold 100 oz. Futures	USD	Aug 2026	10	4,842,243	4,664,500	(177,743)
Silver Futures	USD	Jul 2026	4	1,465,185	1,480,560	15,375

						$(81,421)

See Accompanying Notes to Consolidated Financial Statements.

Cantor Fitzgerald Commodity Return Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Sell
Energy
Brent Crude Oil Futures	USD	May 2026	(787)	$(87,993,779)	$(86,884,800)	$1,108,979
Gasoline RBOB Futures	USD	May 2026	(6)	(740,815)	(910,980)	(170,165)
Gasoline RBOB Futures	USD	Aug 2026	(157)	(17,602,934)	(20,457,885)	(2,854,951)
Light Sweet Crude Oil Futures	USD	Aug 2026	(626)	(49,563,156)	(55,576,280)	(6,013,124)
Low Sulphur Gasoil Futures	USD	Sep 2026	(255)	(23,538,367)	(26,143,875)	(2,605,508)
NY Harbor ULSD Futures	USD	Aug 2026	(60)	(8,220,252)	(9,047,052)	(826,800)

						$(11,361,569)

Industrial Metals
LME Lead Futures	USD	Jun 2026	(22)	(1,063,757)	(1,074,667)	$(10,910)
LME Nickel Futures	USD	Jun 2026	(7)	(716,298)	(814,221)	(97,923)
LME Primary Aluminum Futures	USD	Jun 2026	(25)	(2,101,074)	(2,192,450)	(91,376)
LME Zinc Futures	USD	Jun 2026	(20)	(1,651,433)	(1,687,040)	(35,607)

						$(235,816)

Total Net Unrealized Appreciation (Depreciation)						$6,461,089

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation
USD	$27,205,066	05/05/26	Bank of America	Bloomberg Commodity Index Total Return	3.70%	At Maturity	$—	$2,017,411	$2,017,411
USD	17,992,270	05/05/26	JPMorgan Chase & Co.	Bloomberg Commodity Index Total Return	3.68%	At Maturity	—	1,334,594	1,334,594
USD	64,329,745	05/05/26	Macquarie Bank Ltd.	Macquarie Commodity Customized Product 112T Index(a)	3.85%	At Maturity	—	6,108,087	6,108,087
USD	35,647,145	05/05/26	Macquarie Bank Ltd.	Bloomberg Commodity Index Total Return	3.68%	At Maturity	—	2,644,161	2,644,161
USD	71,549,189	05/05/26	Societe Generale	Societe Generale P04 TR Index(b)	3.85%	At Maturity	—	6,812,427	6,812,427

Total							$—	$18,916,680	$18,916,680

See Accompanying Notes to Consolidated Financial Statements.

Cantor Fitzgerald Commodity Return Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

(a)

The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	4/30/26 Value(1)
CBOT Bean Oil JUL 26 Futures	3.40%	53.73	$2,402,884
CBOT Corn JUL 26 Futures	4.67%	139.14	3,302,946
NYBOT Cocoa JUL 26 Futures	0.86%	16.96	605,418
NYMEX WTI Crude Oil JUL 26 Futures	9.50%	67.72	6,714,158
NYBOT Cotton JUL 26 Futures	1.62%	27.82	1,143,318
COMEX Gold JUN 26 Futures	12.58%	19.20	8,890,674
COMEX High Grade Copper JUL 26 Futures	5.25%	24.84	3,713,790
NYMEX Heating Oil JUL 26 Futures	3.30%	14.31	2,336,380
NYBOT Coffee JUL 26 Futures	1.79%	11.82	1,265,559
KCBOT Kansas Wheat JUL 26 Futures	1.88%	38.43	1,332,504
CME Live Cattle AUG 26 Futures	3.38%	24.04	2,391,046
ICE Brent Crude Oil JUL 26 Futures	12.40%	79.43	8,769,624
ICE Gas Oil JUL 26 Futures	4.49%	27.67	3,173,203
CME Lean Hogs JUN 26 Futures	1.74%	30.15	1,233,431
LME Aluminium JUN 26 Futures	3.58%	28.87	2,531,460
LME Nickel JUN 26 Futures	1.97%	12.00	1,395,263
LME Lead JUN 26 Futures	0.72%	10.48	511,816
LME Zinc JUN 26 Futures	1.90%	15.95	1,345,124
NYMEX Nat Gas JUL 26 Futures	6.09%	141.43	4,305,093
NYMEX Unleaded Gasoline JUL 26 Futures	3.45%	16.86	2,441,019
CBOT Soybeans JUL 26 Futures	4.81%	56.93	3,402,739
NYBOT Sugar JUL 26 Futures	2.40%	103.52	1,693,903
COMEX Silver JUL 26 Futures	3.04%	5.81	2,149,675
CBOT Soy Meal JUL 26 Futures	2.45%	54.31	1,732,015
CBOT Wheat JUL 26 Futures	2.71%	60.08	1,912,703

1)	Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of April 30, 2026.

(b)

The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	4/30/26 Value(1)
CBOT Bean Oil JUL 26 Futures	3.40%	59.79	$2,674,048
CBOT Corn JUL 26 Futures	4.67%	154.73	3,672,884
NYBOT Cocoa JUL 26 Futures	0.86%	18.95	676,377
NYMEX WTI Crude Oil JUL 26 Futures	9.50%	75.36	7,471,605
ICE Brent Crude Oil JUL 26 Futures	12.41%	88.41	9,760,275
NYBOT Cotton JUL 26 Futures	1.62%	31.00	1,274,105
COMEX Gold JUN 26 Futures	12.59%	21.39	9,901,843
COMEX High Grade Copper JUL 26 Futures	5.25%	27.62	4,129,045
NYMEX Heating Oil JUL 26 Futures	3.30%	15.89	2,595,400
NYBOT Coffee JUL 26 Futures	1.79%	13.15	1,407,808
KCBOT Kansas Wheat JUL 26 Futures	1.88%	42.64	1,478,591
LME Aluminium JUN 26 Futures	3.58%	32.11	2,815,615
CME Live Cattle AUG 26 Futures	3.38%	26.72	2,658,318

See Accompanying Notes to Consolidated Financial Statements.

Cantor Fitzgerald Commodity Return Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2026

Commodity Name	Weight	Quantity(1)	4/30/26 Value(1)
CME Lean Hogs JUN 26 Futures	1.74%	33.45	$1,368,483
LME Lead JUN 26 Futures	0.72%	11.59	566,269
LME Nickel JUN 26 Futures	1.97%	13.32	1,549,375
LME Zinc JUN 26 Futures	1.90%	17.72	1,494,321
NYMEX Nat Gas JUL 26 Futures	6.09%	157.35	4,789,692
ICE Gas Oil JUL 26 Futures	4.49%	30.79	3,531,316
CBOT Soybeans JUL 26 Futures	4.81%	63.29	3,782,992
NYBOT Sugar JUL 26 Futures	2.40%	115.35	1,887,563
COMEX Silver JUL 26 Futures	3.04%	6.46	2,390,914
CBOT Soy Meal JUL 26 Futures	2.45%	60.42	1,926,888
CBOT Wheat JUL 26 Futures	2.71%	66.95	2,131,374
NYMEX Unleaded Gasoline JUL 26 Futures	3.45%	18.74	2,713,372

1)	Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of April 30, 2026.

See Accompanying Notes to Consolidated Financial Statements.

Cantor Fitzgerald Commodity Return Strategy Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

April 30, 2026

ASSETS
Investments at value (Cost $1,245,599,947) (Note 2)	$1,474,820,342
Cash	283,302
Cash segregated at brokers for futures and swap contracts (Note 2)	9,115,226
Unrealized appreciation on open swap contracts (Note 2)	18,916,680
Interest receivable	10,030,165
Receivable for Fund shares sold	2,607,254
Prepaid expenses	133,553

TOTAL ASSETS	1,515,906,522

LIABILITIES
Investment advisory fee payable (Note 3)	1,471,383
Administrative services fee payable (Note 3)	88,387
Shareholder servicing/Distribution fee payable (Note 3)	21,073
Variation margin payable on futures contracts (Note 2)	8,755,972
Payable for Fund shares redeemed	2,054,157
Trustees’ fee payable	49,196
Accrued expenses	847,147

TOTAL LIABILITIES	13,287,315

Net Assets
Capital stock, $.001 par value (Note 6)	48,508
Paid-in capital (Note 6)	1,517,418,128
Total distributable earnings (loss)	(14,847,429)

NET ASSETS	$1,502,619,207

I Shares
Net assets	$1,464,750,620
Shares outstanding	47,211,297

Net asset value, offering price and redemption price per share	$31.03

A Shares
Net assets	$33,425,525
Shares outstanding	1,126,599

Net asset value and redemption price per share	$29.67

Maximum offering price per share (net asset value/(1-4.75%))	$31.15

C Shares
Net assets	$4,443,062
Shares outstanding	170,083

Net asset value and offering price per share	$26.12

See Accompanying Notes to Consolidated Financial Statements.

Cantor Fitzgerald Commodity Return Strategy Fund

CONSOLIDATED STATEMENT OF OPERATIONS (UNAUDITED)

For the Six Months Ended April 30, 2026

INVESTMENT INCOME
Interest	$23,181,344
Securities lending (net of rebates)	2,761

TOTAL INVESTMENT INCOME	23,184,105

EXPENSES
Investment advisory fees (Note 3)	3,853,724
Administrative services fees (Note 3)	105,805
Shareholder servicing/Distribution fees (Note 3)
Class A	39,221
Class C	19,226
Transfer agent fees	841,748
Trustees’ fees	84,350
Commitment fees (Note 4)	81,293
Printing fees	74,426
Registration fees	70,309
Custodian fees	55,581
Legal fees	50,896
Audit and tax fees	30,911
Insurance expense	21,814
Miscellaneous expense	12,295

TOTAL EXPENSES	5,341,599

Less: fees waived and expenses reimbursed (Note 3)	(57,701)

NET EXPENSES	5,283,898

NET INVESTMENT INCOME	17,900,207

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS, FUTURES CONTRACTS AND SWAP CONTRACTS
Net realized gain from investments	58,194,951
Net realized gain from futures contracts	42,694,235
Net realized gain from swap contracts	44,137,418
Net change in unrealized appreciation (depreciation) from investments	197,089,818
Net change in unrealized appreciation (depreciation) from futures contracts	24,947
Net change in unrealized appreciation (depreciation) from swap contracts	19,242,962

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS, FUTURES CONTRACTS AND SWAP CONTRACTS	361,384,331

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$379,284,538

See Accompanying Notes to Consolidated Financial Statements.

Cantor Fitzgerald Commodity Return Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2026	For the Year Ended October 31, 2025
	(unaudited)
FROM OPERATIONS
Net investment income	$17,900,207	$41,146,503
Net realized gain from investments, futures contracts and swap contracts	145,026,604	61,619,914
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	216,357,727	48,423,892

Net increase in net assets resulting from operations	379,284,538	151,190,309

FROM DISTRIBUTIONS
From distributable earnings
Class I	(73,735,396)	(32,696,925)
Class A	(1,876,759)	(779,584)
Class C	(239,106)	(80,001)

Net decrease in net assets resulting from distributions	(75,851,261)	(33,556,510)

FROM CAPITAL SHARE TRANSACTIONS (Note 6)
Proceeds from sale of shares	139,125,603	482,018,074
Reinvestment of distributions	47,590,604	21,160,658
Net asset value of shares redeemed	(194,335,024)	(504,000,569)

Net decrease in net assets from capital share transactions	(7,618,817)	(821,837)

Net increase in net assets	295,814,460	116,811,962
NET ASSETS
Beginning of period	1,206,804,747	1,089,992,785

End of period	$1,502,619,207	$1,206,804,747

See Accompanying Notes to Consolidated Financial Statements.

Cantor Fitzgerald Commodity Return Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31,
		2025	2024		2023		2022	2021[1]
Per share data
Net asset value, beginning of period	$24.81	$22.41	$23.34	[2]	$27.28		$36.29	$25.32

Investment operations
Net investment income (loss)[3]	0.37	0.83	0.95		0.88		0.12	(0.19)
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	7.41	2.25	(1.09)		(2.00)		2.79	11.16

Total from investment operations	7.78	3.08	(0.14)		(1.12)		2.91	10.97

Less dividends
Dividends from net investment income	(1.56)	(0.68)	(0.79)		(2.82)		(11.92)	—

Total dividends	(1.56)	(0.68)	(0.79)		(2.82)		(11.92)	—

Net asset value, end of period	$31.03 [2]	$24.81	$22.41		$23.34	[2]	$27.28	$36.29

Total return[4]	32.48%	13.90%	(0.59	) %	(4.40	) %	12.41%	43.33%

Ratios and supplemental data
Net assets, end of period (000s omitted)	$1,464,751	$1,173,341	$1,057,108		$1,191,554		$2,175,955	$2,249,942
Ratio of net expenses to average net assets	0.80%[5]	0.80%	0.80%		0.80%		0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.75%[5]	3.50%	4.20%		3.60%		0.41%	(0.59	) %
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.01%[5]	0.05%	0.03%		0.01%		0.01%	0.02%
Portfolio turnover rate[6]	37%	60%	80%		46%		68%	22%

1	A one for six reverse share split, effective October 15, 2021, has been retroactively applied. See Note 6 in the Notes to Financial Statements.

2

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3	Per share information is calculated using the average shares outstanding method.

4	Total returns are historical and include change in share price and reinvestment of all distributions. Total returns for periods less than one year are not annualized.

5	Annualized.

6

Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.

Cantor Fitzgerald Commodity Return Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31,
		2025	2024	2023	2022	2021[1]
Per share data
Net asset value, beginning of period	$23.78	$21.51	$22.44 [2]	$26.32	$35.37	$24.72

Investment operations
Net investment income (loss)[3]	0.32	0.74	0.86	0.79	0.04	(0.26)
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	7.10	2.15	(1.06)	(1.91)	2.68	10.91

Total from investment operations	7.42	2.89	(0.20)	(1.12)	2.72	10.65

Less dividends and distributions
Dividends from net investment income	(1.53)	(0.62)	(0.73)	(2.76)	(11.77)	—

Total dividends	(1.53)	(0.62)	(0.73)	(2.76)	(11.77)	—

Net asset value, end of period	$29.67 [2]	$23.78	$21.51	$22.44 [2]	$26.32	$35.37

Total return[4]	32.34%	13.59%	(0.87)%	(4.58)%	12.09%	43.08%

Ratios and supplemental data
Net assets, end of period (000s omitted)	$33,426	$29,896	$28,562	$31,251	$40,894	$40,693
Ratio of net expenses to average net assets	1.05%[5]	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets	2.50%[5]	3.26%	3.95%	3.41%	0.14%	(0.84)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.01%[5]	0.05%	0.03%	0.01%	0.01%	0.02%
Portfolio turnover rate[6]	37%	60%	80%	46%	68%	22%

1	A one for six reverse share split, effective October 15, 2021, has been retroactively applied. See Note 6 in the Notes to Financial Statements.

2

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3	Per share information is calculated using the average shares outstanding method.

4	Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Total returns for periods less than one year are not annualized.

5	Annualized.

6

Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.

Cantor Fitzgerald Commodity Return Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31,
		2025	2024	2023	2022	2021[1]
Per share data
Net asset value, beginning of period	$21.10	$19.12	$20.00 [2]	$23.75	$32.83	$23.16

Investment operations
Net investment income (loss)[3]	0.20	0.50	0.62	0.55	(0.14)	(0.46)
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	6.25	1.92	(0.93)	(1.72)	2.40	10.13

Total from investment operations	6.45	2.42	(0.31)	(1.17)	2.26	9.67

Less dividends
Dividends from net investment income	(1.43)	(0.44)	(0.57)	(2.58)	(11.34)	—

Total dividends	(1.43)	(0.44)	(0.57)	(2.58)	(11.34)	—

Net asset value, end of period	$26.12 [2]	$21.10	$19.12	$20.00 [2]	$23.75	$32.83

Total return[4]	31.79%	12.78%	(1.59)%	(5.35)%	11.28%	41.75%

Ratios and supplemental data
Net assets, end of period (000s omitted)	$4,443	$3,568	$4,323	$6,424	$9,157	$7,079
Ratio of net expenses to average net assets	1.80%[5]	1.80%	1.80%	1.80%	1.80%	1.80%
Ratio of net investment income (loss) to average net assets	1.75%[5]	2.51%	3.18%	2.64%	(0.52)%	(1.60)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.01%[5]	0.05%	0.03%	0.01%	0.01%	0.02%
Portfolio turnover rate[6]	37%	60%	80%	46%	68%	22%

1	A one for six reverse share split, effective October 15, 2021, has been retroactively applied. See Note 6 in the Notes to Financial Statements.

2

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3	Per share information is calculated using the average shares outstanding method.

4	Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Total returns for periods less than one year are not annualized.

5	Annualized.

6

Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.

Cantor Fitzgerald Commodity Return Strategy Fund

Notes to Consolidated Financial Statements (Unaudited)

April 30, 2026

Note 1. Organization

Cantor Fitzgerald Commodity Return Strategy Fund (the “Fund”), a series of Cantor Fitzgerald Commodity Strategy Trust (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company. The Fund seeks total return that exceeds the return of its benchmark index, the Bloomberg Commodity Index Total Return (the “Index”). The Trust was organized under the laws of the State of Delaware as a statutory trust on May 18, 2004.

Effective April 1, 2026, O’Connor Alternative Investments, LLC (“O’Connor” or the “Adviser”) became the investment adviser to the Fund, following the transfer of investment management responsibilities from UBS Asset Management (Americas) LLC (“UBS AM (Americas)”). Prior to April 1, 2026, UBS AM (Americas) served as the Fund’s investment adviser (and, before May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) had served as the Fund’s investment adviser before merging into UBS AM (Americas)). The Adviser is registered as an investment adviser with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940 and as a Commodity Pool Operator with the Commodity Futures Trading Commission (“CFTC”). The Adviser is an indirect wholly-owned subsidiary of Cantor Fitzgerald, L.P., and Ultimus Fund Distributors, LLC serves as the principal underwriter for the Fund.

The Fund intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Cantor Fitzgerald Cayman Commodity Fund I, Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, including swap contracts and futures contracts. The Subsidiary may also invest in debt securities, certain of which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund. The accompanying consolidated financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. All intercompany transactions and balances have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2026, the Fund held $186,131,856 in the Subsidiary, representing 12.4% of the Fund’s consolidated net assets. For the six months ended April 30, 2026, the net realized loss on securities and other financial instruments held in the Subsidiary was $86,832,348.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary, unless the context otherwise requires.

Cantor Fitzgerald Commodity Return Strategy Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

April 30, 2026

The Fund offers three classes of shares: Class I, Class A, and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within the first year of purchase and will convert to Class A shares upon the eighth anniversary of purchase. Class I shares are sold without a sales charge.

During the current reporting period, the Fund adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund represents a single operating segment; the Fund’s portfolio management team acts as the chief operating decision maker (“CODM”) and monitors the Fund’s results as a whole. Segment assets are reflected as “total assets” on the Consolidated Statement of Assets and Liabilities; significant segment expenses are presented on the Consolidated Statement of Operations.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in FASB Accounting Standards Codification (“ASC”) Topic 946 – Financial Services – Investment Companies.

A) Security Valuation – The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value (“NAV”) of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of

Cantor Fitzgerald Commodity Return Strategy Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

April 30, 2026

valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Cantor Fitzgerald Commodity Return Strategy Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

April 30, 2026

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$548,502,053	$—	$548,502,053
United States Agency Obligations	—	247,646,144	—	247,646,144
United States Treasury Obligations	—	642,104,281	—	642,104,281
Short-term Investments	36,567,864	—	—	36,567,864

	$36,567,864	$1,438,252,478	$—	$1,474,820,342

Other Financial Instruments*
Futures Contracts	$20,183,969	$—	$—	$20,183,969
Swap Contracts	—	18,916,680	—	18,916,680

	$20,183,969	$18,916,680	$—	$39,100,649

Liabilities
Other Financial Instruments*
Futures Contracts	$13,722,880	$—	$—	$13,722,880

*	Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

For the six months ended April 30, 2026, there were no transfers in or out of Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) Derivative Instruments and Hedging Activities – The Fund has adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act in order to assess and

Cantor Fitzgerald Commodity Return Strategy Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

April 30, 2026

manage the Fund’s derivatives risk, taking into account the Fund’s derivatives transactions and how these transactions interact with the Fund’s other investments. Because the Fund engages in derivatives transactions beyond a certain amount in order to pursue its investment objectives and policies, the Fund is required to comply with value at risk (“VaR”) based limits on its leverage risk. The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance and cash flows.

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at April 30, 2026 and the effect of these derivatives on the Consolidated Statement of Operations for the six months ended April 30, 2026.

Primary Underlying Risk	Derivative Assets(1)	Derivative Liabilities(1)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Commodity price
Futures contracts(2)	$20,183,969	$13,722,880	$42,694,235	$24,947
Commodity index swap contracts	18,916,680	—	44,137,418	19,242,962

	$39,100,649	$13,722,880	$86,831,653	$19,267,909

(1)

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

(2)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

The notional amount of futures contracts and swap contracts open at April 30, 2026 is reflected in the Consolidated Schedule of Investments. For the six months ended April 30, 2026, the Fund held average monthly notional values of $152,916,252 and $66,886,361 in long futures contracts and short futures contracts, respectively, and $188,539,571 in swap contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time.

Cantor Fitzgerald Commodity Return Strategy Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

April 30, 2026

The following table presents by counterparty the Fund’s derivative assets, net of related collateral held by the Fund, at April 30, 2026:

Counterparty	Gross Amount of Derivative assets Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative assets
Bank of America	$2,017,411	$—	$—	$—	$2,017,411
JPMorgan Chase & Co.	1,334,594	—	—	—	1,334,594
Macquarie Bank Ltd.	8,752,248	—	—	—	8,752,248
Societe Generale	6,812,427	—	—	—	6,812,427

	$18,916,680	$—	$—	$—	$18,916,680

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

C) Security Transactions and Investment Income/Expense – Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative NAV of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) Federal and Other Taxes – No provision is made for federal taxes as it is the Fund’s intention to continue to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

Cantor Fitzgerald Commodity Return Strategy Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

April 30, 2026

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships (“Qualifying Income”). The Internal Revenue Service (“IRS”) has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund’s ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income.

The Fund may invest in structured notes designed to track the performance of the Index. The Fund may, through its investment in the Subsidiary, invest in commodity-linked swaps and/or futures contracts.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for each of the tax years in the four year period ended April 30, 2026, for which the applicable statutes of limitations have not expired are subject to examination by the IRS and state departments of revenue.

F) Cash – The Fund’s uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company (“SSB”), the Fund’s custodian.

G) Futures – The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a

Cantor Fitzgerald Commodity Return Strategy Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

April 30, 2026

Futures Commission Merchant (“FCM”). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund’s open futures contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2026, the amount of restricted cash held at brokers related to open futures contracts was $9,113,752.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM’s proprietary activities. A customer’s cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM’s segregation requirements. In the event of an FCM’s insolvency, recovery may be limited to the Fund’s pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) Swaps – The Fund may enter into commodity index swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund’s exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

Cantor Fitzgerald Commodity Return Strategy Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

April 30, 2026

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Fund’s open swap contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2026, the amount of restricted cash held at brokers related to open swap contracts was $1,474.

I) Commodity Indexed Structured Notes – The Fund may invest in structured notes whose value is based on the price movements of the Index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial instrument. The value of these notes will rise and fall in response to changes in the Index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Payments are recorded as interest income. These notes are subject to prepayment, credit and interest rate risks. The Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. At April 30, 2026, the value of these securities comprised 36.5% of the Fund’s net assets and resulted in unrealized appreciation of $228,802,053.

J) Securities Lending – The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by UBS AM (Americas) and may

Cantor Fitzgerald Commodity Return Strategy Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

April 30, 2026

be invested in a variety of investments, including funds advised by SSB or an affiliate, the Fund’s securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund’s securities lending agent.

The Fund’s securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. For the six months ended April 30, 2026, total earnings received in connection with securities lending arrangements was $32,631, of which $28,950 was rebated to borrowers (brokers). The Fund retained $2,761 in income, and SSB, as lending agent, was paid $920.

At April 30, 2026, there were no securities out on loan.

K) Other – In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund’s Consolidated Statement of Assets and Liabilities.

Note 3. Transactions with Affiliates and Related Parties

O’Connor Alternative Investments, LLC (“O’Connor” or the “Adviser”) is the Fund’s investment adviser. The Adviser is entitled to receive a fee at an annualized rate of 0.59% of the Fund’s average daily net assets. For the period ended April 30, 2026, investment advisory fees earned by the Adviser were $699,216.

The Adviser has contractually agreed to limit expenses so that the Fund’s annual operating expenses do not exceed 0.80%, 1.05%, and 1,80% of average daily net assets for Class I, Class A, and Class C shares, respectively until February 28, 2028. This contract may not be terminated before that date without Board approval. For the period ended April 30, 2026, no fees was waived and/or expenses reimbursed by the Adviser.

The Fund is authorized to reimburse the Adviser for management fees previously waived and/or expenses previously reimbursed, provided that any reimbursement is paid no more than

Cantor Fitzgerald Commodity Return Strategy Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

April 30, 2026

thirty-six months following the month in which such fees were waived or expenses were paid, and the reimbursement does not cause the applicable class’s aggregate expenses to exceed the lower of (i) the expense limitation in effect at the time of the waiver or reimbursement or (ii) the expense limitation in effect at the time of recoupment.

For the period from November 1, 2025 through March 31, 2026 (the “UBS Period”), UBS Asset Management (Americas) LLC (“UBS AM (Americas)”) served as the Fund’s investment adviser and co-administrator. During the UBS Period, UBS AM (Americas) was entitled to receive a fee at an annualized rate of 0.59% of the Fund’s average daily net assets. For the UBS Period, investment advisory and administration fees earned by UBS AM (Americas) were $3,154,508.

UBS AM (Americas) had contractually agreed to limit expenses so that the Fund’s annual operating expenses did not exceed 0.80%, 1.05%, and 1.80% of average daily net assets for Class I, Class A, and Class C shares, respectively, through the end of the UBS Period. For the UBS Period, fees waived and/or expenses reimbursed by UBS AM (Americas) were $104,686.

Waivers and reimbursements made by UBS AM (Americas) during the UBS Period, and any amounts previously waived by Credit Suisse Asset Management, LLC prior to May 1, 2024, are not subject to recoupment by O’Connor. Only waivers and expense reimbursements made by O’Connor on or after April 1, 2026 are eligible for potential future recoupment by the Adviser.

Pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, Ultimus Fund Distributors, LLC receives distribution fees calculated at an annual rate of 0.25% of average daily net assets for Class A shares and 1.00% for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the period ended April 30, 2026, distribution fees paid were $6,615 for Class A shares and $3,544 for Class C shares.

For the UBS Period (November 1, 2025 – March 31, 2026), distribution fees paid were $32,606 for Class A shares and $15,682 for Class C shares.

Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a CDSC of 1.00% if redeemed within the first year of purchase.

For period ended April 30, 2026 Ultimus Fund Distributors, LLC and its affiliates retained $312 from commissions earned on the sale of Class A shares. There were no commissions earned on the sale of Class C shares during this period.

UBS Period (November 1, 2025 – March 31, 2026): UBS AM (US) and its affiliates retained $589 from commissions earned on the sale of Class A shares. There were no commissions earned on the sale of Class C shares during this period.

Cantor Fitzgerald Commodity Return Strategy Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

April 30, 2026

Trustee compensation paid during the period totaled $84,350. For the UBS Period, Trustee fees were $77,090; for the Cantor Period, Trustee fees were $7,260.

Note 4. Line of Credit

During the period from November 1, 2025 through March 31, 2026 (the “UBS Period”), the Fund, together with other funds advised by UBS Asset Management (Americas) LLC (collectively, the “Participating Funds”), participated in a committed, unsecured line of credit facility (the “Credit Facility”) with State Street Bank and Trust Company (“SSB”) in an aggregated amount of $125 million, available for temporary or emergency purposes on a first-come, first-served basis. The Participating Funds paid an aggregate commitment fee on the average unused amount of the Credit Facility, allocated among the Participating Funds as determined by their governing boards. Interest on borrowings accrued at either the Federal Funds Effective Rate or the Overnight Bank Funding Rate plus a spread. Commitment fees paid by the Fund during the UBS Period were $65,563. At March 31, 2026, there were no borrowings outstanding under the Credit Facility.

Effective April 1, 2026, upon the transition of investment management responsibilities to the Adviser, the Fund’s participation in the Credit Facility was not renewed, and the Credit Facility was terminated. The Fund does not currently maintain a line of credit arrangement. As of April 30, 2026, the Fund had no borrowings outstanding.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2026, purchases and sales of investment securities and U.S. Government and Agency Obligations (excluding short-term investments) were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$156,000,000	$189,988,955	$305,878,065	$299,006,081

Cantor Fitzgerald Commodity Return Strategy Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

April 30, 2026

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. The Fund offers Class I shares, Class A shares and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2026 (unaudited)		For the Year Ended October 31, 2025
	Shares	Value	Shares	Value
Shares sold	5,068,951	$137,672,986	20,229,501	$476,662,650
Shares issued in reinvestment of distributions	1,708,902	45,654,574	859,090	20,379,005
Shares redeemed	(6,865,422)	(187,328,783)	(20,958,765)	(495,188,178)

Net increase (decrease)	(87,569)	$(4,001,223)	129,826	$1,853,477

	Class A
	For the Six Months Ended April 30, 2026 (unaudited)		For the Year Ended October 31, 2025
	Shares	Value	Shares	Value
Shares sold	53,856	$1,415,893	214,405	$4,893,709
Shares issued in reinvestment of distributions	66,590	1,701,456	30,964	703,249
Shares redeemed	(250,812)	(6,749,448)	(316,162)	(7,140,908)

Net decrease	(130,366)	$(3,632,099)	(70,793)	$(1,543,950)

	Class C
	For the Six Months Ended April 30, 2026 (unaudited)		For the Year Ended October 31, 2025
	Shares	Value	Shares	Value
Shares sold	1,651	$36,724	23,922	$461,715
Shares issued in reinvestment of distributions	10,394	234,574	3,891	78,404
Shares redeemed	(11,092)	(256,793)	(84,744)	(1,671,483)

Net increase (decrease)	953	$14,505	(56,931)	$(1,131,364)

On August 18, 2021, reverse share splits were announced for each class of the Fund, pursuant to which shareholders received one share in exchange for every six shares of the Fund.

The reverse share splits were effective October 15, 2021. The reverse splits reduced the number of outstanding shares of each class of the Fund and proportionately increased the

Cantor Fitzgerald Commodity Return Strategy Fund

Notes to Consolidated Financial Statements (Unaudited) (Continued)

April 30, 2026

NAV per share of each class of the Fund such that the market value of the Fund’s shares remained the same. The reverse share splits applied the same ratio to each class of shares of the Fund. A reverse share split does not alter the rights or total value of a shareholder’s investment in the Fund, nor will it be a taxable event for Fund investors.

The Capital Share Transactions and Financial Highlights prior to October 15, 2021 for the Fund have been adjusted to reflect the reverse share split.

On April 30, 2026, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	4	80%
Class A	3	63%
Class C	4	84%

The Fund’s performance may be negatively impacted in the event one or more of the Fund’s greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent Events

In preparing the consolidated financial statements as of April 30, 2026, management considered the impact of subsequent events for potential recognition or disclosure through the date of release of this report.

As previously disclosed, effective April 1, 2026, O’Connor Alternative Investments, LLC assumed investment management responsibilities for the Fund following the transfer from UBS Asset Management (Americas) LLC. This transition has been fully reflected in these financial statements. As such, no further disclosure of the transition as a subsequent event is required as of the report date.

Management is not aware of any other subsequent events that require recognition or additional disclosure in these financial statements.

O’Connor Alternative Investments, LLC

110 E. 59th Street

New York, NY 10022

+1 855 922-6867

https://www.cantorassetmanagement.com/capabilities/commodities/

For proxy voting policies, procedures, and information on how the Fund voted proxies related to its portfolio securities, visit www.sec.gov or contact us at the number above.

[SAR-CFCF-0430]

(b)	Included as part of the financial statements to shareholders filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

A Special Meeting of Shareholders of the Fund was held on December 15, 2025 (the “Meeting”). The Meeting was held to approve four Trustees to the Board of the Fund to succeed the current Trustees of the Fund and to approve a new investment management agreement between the Fund and O’Connor Alternative Investments, LLC.

The results of voting were as follows:

1) To consider and elect four Trustees to the Board of the Fund to succeed the current Trustees of the Fund.

Name	For	Withheld
Douglas Barnard	46,278,730 Shares	77,810 Shares
Ramona Heine	46,290,700 Shares	65,840 Shares
Louis Zurita	46,279,162 Shares	77,377 Shares
William Ferri	46,288,353 Shares	68,189 Shares

2) To approve a new investment management agreement between the Fund and O’Connor Alternative Investments, LLC.

FOR	35,175,473 Shares
AGAINST	17,664 Shares
ABSTAIN	54,246 Shares

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) All board members and all members of any advisory board for regular compensation: $84,350

(2) Each board member and each member of an advisory board for special compensation: Not applicable.

(3) All officers: Not applicable.

(4) Each person of whom any officer or director of the registrant is an affiliated person: Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Board of Trustees of the Trust (the “Board”), including all of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940 (the “Independent Trustees”), approved a new Investment Management Agreement (the “New Investment Management Agreement”) with O’Connor Alternative Investments, LLC, an indirect wholly owned subsidiary of Cantor Fitzgerald, L.P. (“O’Connor Alternative Investments”), at the October 6, 2025 Board Meeting after concluding that the approval of the New Investment Management Agreement was in the best interests of the Fund and its shareholders. The factors considered by the Board in considering and approving the New Investment Management Agreement are set out below:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual advisory fee rate of 0.59% of the Fund’s average daily net assets (the “Contractual Advisory Fee”) to be payable by the Fund under the New Investment Management Agreement in light of the extent and quality of the management services to be provided by O’Connor Alternative Investments, the Fund’s proposed investment manager following the closing date (the “Closing Date”) of the transaction whereby UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), the Fund’s investment adviser, entered into a definitive agreement with O’Connor Alternative Investments, pursuant to which O’Connor Alternative Investments would acquire UBS AM (Americas)’s O’Connor investment platform (the “UBS/Cantor Transaction”). The Board also considered that O’Connor Alternative Investments has represented that it intends to enter into a contractual expense limitation agreement, effective for a period of at least one year following the Closing Date, limiting the Fund’s total net expenses (which agreement will permit the Fund to reimburse their investment adviser for advisory fees waived and/or expenses previously reimbursed under certain conditions) to the same levels as those expense levels provided under the contractual expense limitation agreement between the Fund and UBS AM (Americas), which are 1.05%, 1.80% and 0.80% of the average daily net assets of Class A shares, Class C shares and Class I shares, respectively.

Additionally, the Board received and considered information comparing the Fund’s Contractual Advisory Fee, Contractual Advisory Fee less waivers and/or reimbursements (“Net Advisory Fee”) and overall expenses with those of the funds in the relevant peer group (the “Peer Group”) provided by Morningstar, Inc., an independent provider of investment company data. The Board noted O’Connor Alternative Investments’ observations that the Fund’s Contractual Advisory Fees are below the average of the Peer Group and that the expense ratios of the Class C shares and Class I shares of Fund were competitive with or below the average, respectively, of the Peer Group.

Nature, Extent and Quality of the Services under the New Investment Management Agreement

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by O’Connor Alternative Investments under the New Investment Management Agreement. The Board also noted information received at the Meetings related to the services to be rendered by O’Connor Alternative Investments which, in addition to portfolio management and investment management services set forth in the New Investment Management Agreement, included credit analysis and research, supervising the day-to-day operations of the Fund’s non-advisory functions, which include accounting, administration, custody, transfer agent and other applicable third-party service providers; overseeing and facilitating audits; and supervising and/or preparing applicable Fund filings, disclosures and shareholder reports. The Board noted that the extensive investment management services to be provided by O’Connor Alternative Investments included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered O’Connor Alternative Investment’s anticipated compliance program with respect to the Fund. The Board reviewed background information about O’Connor Alternative Investments including its Form ADV Part 2A – Disclosure Brochure. The Board considered the background and experience of O’Connor Alternative Investments’ senior management and the expertise of, and the amount of attention expected to be given to the Fund by senior personnel of O’Connor Alternative Investments. In addition, The Board reviewed the qualifications, backgrounds and responsibilities of its respective Fund’s portfolio management team primarily responsible for the day-to-day portfolio management of the Fund, noting that the members the Fund’s portfolio management team will move from UBS AM (Americas) to O’Connor Alternative Investments, and the extent of the resources expected to be devoted to research and analysis of actual and potential investments, as well as the resources expected to be provided to them. The Board evaluated the ability of O’Connor Alternative Investments, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.

Fund Performance

The Board received and considered information comparing the Fund’s performance results over the previous year ended September 3, 2025, as well as over the one-month, three-month, and six-month, three-, five- and ten-year, and calendar year-to-date periods ended September 3, 2025, with the performance of the funds in the Peer Group for the same periods.

The Board also considered the investment performance of the Fund relative to its stated objectives.

Investment Manager Profitability

The Board received and considered a profitability analysis of O’Connor Alternative Investments based on the fees to be payable under the New Investment Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and affiliates of O’Connor Alternative Investments on the other. The Board deliberations also reflected, in the context of O’Connor Alternative Investments’ profitability, O’Connor Alternative Investments’ methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also reviewed O’Connor Alternative Investments’ anticipated profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.

Economies of Scale

The Board considered information regarding whether there are expected to be economies of scale with respect to the management of the Fund by O’Connor Alternative Investments. The Board noted that, if the Fund’s asset levels grow, further economies of scale potentially could be realized (although this is not guaranteed) and also noted the expense limitation agreements anticipated to be in place between the Fund and O’Connor Alternative Investments for a period of at least one year following the Closing Date of the UBS/Cantor Transaction. The Board received information regarding O’Connor Alternative Investments’ projected profitability in connection with providing investment management services to the Fund, including O’Connor Alternative Investments’ costs in providing the services.

Other Benefits to O’Connor Alternative Investments

The Board considered other benefits expected to be received by O’Connor Alternative Investments and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in O’Connor Alternative Investments’ and its affiliates’ businesses and their reputation as a result of their relationship with the Fund.

The Board considered the standards O’Connor Alternative Investments expects to apply in seeking best execution and O’Connor Alternative Investments’ expected policies and practices regarding soft dollars for the Fund, and reviewed O’Connor Alternative Investments’ anticipated method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from O’Connor Alternative Investments as part of the approval process and also considered the information discussed with the Board during the Meetings.

Conclusions

In selecting O’Connor Alternative Investments, and approving the New Investment Management Agreement with respect to the Fund and the investment advisory fee under such agreement, The Board concluded, on behalf of its respective Fund, that:

●

The Contractual Advisory Fee and Net Advisory Fee, reviewed along with information provided by Broadridge for the Peer Group, were reasonable in relation to the services expected to be provided by O’Connor Alternative Investments.

●

The Board was satisfied with the nature, extent and quality of the investment management services expected to be provided to the Fund by O’Connor Alternative Investments in a challenging commodities environment and that, based on dialogue with representatives of O’Connor Alternative Investments and counsel, the services expected to be provided by O’Connor Alternative Investments under the New Investment Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

●

In light of the costs of providing investment management and other services to the Fund and O’Connor Alternative Investments’ commitment to the Fund and willingness to waive fees (by agreeing to a contractual expense limitation, O’Connor Alternative Investments’ anticipated net profitability based on fees payable under the New Investment Management Agreement, as well as other ancillary benefits that O’Connor Alternative Investments and its affiliates expect to receive, were considered reasonable.

●	In light of the information received and considered by the Board, the Fund’s current fee structure was considered reasonable.

No single factor reviewed by The Board was identified by the Board as the principal factor in determining whether to approve the New Investment Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(c)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cantor Fitzgerald Commodity Return Strategy Fund

/s/ William Ferri
Name: William Ferri
Title: Principal Executive Officer
Date: July 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ William Ferri:
Name: William Ferri
Title: Principal Executive Officer
Date: July 2, 2026

/s/ Dylan Germishuys
Name: Dylan Germishuys
Title: Principal Financial Officer
Date: July 2, 2026